Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Document and Entity Information
Entity Registrant Name	KBRIDGE ENERGY CORP.
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Entity Central Index Key	0001212787
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	14,522,727
Entity Public Float		$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	bmmcf